Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 1,628
2015	1,371
2016	1,019
2017	926
2018	856
Thereafter	3,340
Total minimum lease payments	9,140
Less: Amounts representing interest	(1,889)
Total obligation under capital leases	7,251
Less: Current portion of capital lease obligation	(1,240)		(1,329)
Long-term portion of capital lease obligation	6,011		5,635
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	19,103
2015	10,978
2016	10,135
2017	5,946
2018	3,147
Thereafter	15,120
Total minimum lease payments	$ 64,429	[1]

[1]	Minimum operating lease payments have not been reduced by minimum sublease rentals of $1,431 due in the future under noncancelable subleases.